UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd.

 Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Suite 110, Wilmington, Delaware 19801

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 3/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nile Africa, Frontier and Emerging Fund

Annual Report

March 31, 2018

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Africa, Frontier and Emerging Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

NILE FUNDS 2018 ANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2018 fiscal year performance update for the Nile Africa, Frontier & Emerging Fund (the “Fund”) (Symbol: NAFAX), an actively managed mutual fund that focuses on the continent of Africa along with Frontier and Emerging economies. This report covers the period from April 1, 2017 through March 31, 2018.

Nile Africa, Frontier & Emerging Fund

Performance Overview

For the twelve month period ended March 31, 2018, the Nile Africa Frontier & Emerging Fund – Class A (NAFAX) returned, before consideration of load, +18.57%. This compares with performance of the MSCI Emerging Markets Index +24.93%, MSCI Frontier Markets Index +27.26% and Dow Jones Africa Titans 50 Index +22.87% over the same period.

From its inception on April 28, 2010 through March 31, 2018, the Fund has returned, before consideration of load, +4.79% annualized. This compares with performance of +4.42% for the MSCI Emerging Markets Index, +6.20% for the MSCI Frontier Markets Index, and +0.22% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, South Africa was the top contributor to performance in the Fund for the past 12 months, while Kenya was the top detractor to performance in the Fund for the same period. In our annual report last year, we had noted that the South Africa Rand had looked undervalued and indeed several positive catalysts came into play in the past year such that the currency had appreciated +13.28% against the US dollar from March 2017 to March 2018. The ANC elections in December saw Cyril Ramaphosa taking over from Jacob Zuma as the beginning of an effort to clean up corruption in the country. After the ANC elections, several rounds of negotiations were held with the end result being Zuma’s resignation on February 14, 2018. The South African Rand responded enthusiastically to both events, gaining over +16% over the US dollar from the end of November 2017 to the end of February 2018. While policy changes may be slow in coming and the government still faces the issue of how to reduce spending, there are reasons to be optimistic.

On an industry group level, Cable & Satellite was the best performer in the past 12 months. Naspers Ltd1, a South African internet and e-commerce conglomerate, was the best performing holding in the portfolio in the past 12 months as the company continues to execute well in its growth plan.  We believe the firm’s Africa holdings are still undervalued and believe that the valuation may improve as Naspers’ individual underlying businesses mature.

On the other side, Construction & Engineering was the worst performing industry group in the portfolio. In particular, Consolidated Infrastructure Group, Ltd.1, a power and infrastructure developer, was the most significant detractor to Fund performance for the past 12 months. The company suffered from political delays in the signing of government renewable energy contracts. The Fund has since exited the position, and we will be monitoring the name for a more appropriate reentry point once the political risks resolve.

1 As of 3/31/2018, Naspers Ltd. and Consolidated Infrastructure Group, Ltd made up 15% and 0% of the portfolio, respectively

2018 Outlook

We believe 2018 holds many potential opportunities as growth in countries such as Kenya remain strong and economic recovery in South Africa and Nigeria potentially strengthen. One of the most significant events for Nigeria in 2017 was the establishment of the Nigeria Autonomous Foreign Exchange Rate Fixing (NAFEX) rate that finally allowed capital flow that had been hampered from a locked down FX rate. This “backdoor depreciation” of Nigeria’s currency combined with a stabilization of oil prices in 2017 allowed previous investors that had capital stuck to pull out of Nigeria and new investors who sensed a recovery to enter. The equity market recovery happened quickly after the NAFEX window was opened in late April—if an investor was slow to respond and bought into Nigerian banks at the end of July, their return for the remainder of the year would have been negative. We see Nigeria’s equity market in 2018 as potentially positive as non-oil sectors of the economy recover and inflation continues to moderate. Despite the large rally in 2017, we see select names that have yet to fully price in improved earnings.

In South Africa, the change in power from Jacob Zuma to Cyril Ramaphosa has produced a marked shift in business attitude and sentiment on the ground.  Also, the strong recovery in the currency in the past year may reduce inflationary pressures and allow a faster pace of rate cuts, thereby further boosting business and consumer spending. We see both consumer and financials potentially benefiting from an improvement in macroeconomic conditions.

Conclusion

We believe our portfolio remains positioned to capture the long-term dynamics of Africa’s potential economic growth.

We thank you for your continued interest, loyalty and investment.  This continues to be a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise – and many of the investment opportunities – that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that can greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the Emerging & Frontier Markets can be a bumpy ride. But we are gratified you have decided to invest with Nile Capital Management.

Larry Seruma,

Chief Investment Officer

Nile Africa, Frontier & Emerging Fund Performance Summary as of March 31, 2018
Fund Inception Date is 4/28/2010

Fund Name	1 Year Return	5 Year Return	Annualized Return Since Inception
Nile Africa, Frontier & Emerging Fund (NAFAX) Without Load	18.57%	-0.17%	4.79%
Nile Africa, Frontier & Emerging Fund (NAFAX) With 5.75% Load	11.75%	-1.34%	4.01%
Dow Jones Africa Titans 50 Index	22.87%	-1.01%	0.22%
MSCI Emerging Markets Index	24.93%	4.99%	4.42%
MSCI Frontier Markets Index	27.26%	8.64%	6.20%

Returns for Nile Africa, Frontier & Emerging Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Africa, Frontier & Emerging Fund's total annual operating expense ratio (gross) is 2.93% for Class A shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2018, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Nile Africa, Frontier & Emerging Fund Class A shares, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. The maximum sales charge for the Nile Africa, Frontier & Emerging Fund Class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors,

LLC, member FINRA/SIPC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETFs are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Fund is more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

7097-NLD-05/07/2018

Nile Africa, Frontier and Emerging Fund
Portfolio Review (Unaudited)
March 31, 2018

The Fund's performance figures for each of the below periods ended March 31, 2018, as compared to its benchmarks:

	One Year	Three Years	Five Years	Since Inception *
Nile Africa, Frontier and Emerging Fund
Class A - Without Sales Load	18.57%	0.45%	(0.17)%	4.79%
Class A - With Sales Load **	11.75%	(1.52)%	(1.34)%	4.01%
Class C	17.67%	(0.31)%	(0.92)%	3.99%
Institutional Class	18.83%	0.67%	0.06%	3.08%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)	27.26%	7.90%	8.64%	6.20%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)	27.26%	7.90%	8.64%	5.58%
MSCI Emerging Markets Index (Since 4/28/10 - Class A and Class C)	24.93%	8.81%	4.99%	4.42%
MSCI Emerging Markets Index (Since 11/3/10 - Institutional Class)	24.93%	8.81%	4.99%	2.86%

Comparison of the Change in Value of a $10,000 Investment

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2017 Prospectus, are 2.93%, 3.68% and 2.68% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subject to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of March 31, 2018

Sector/Investment Type	% of Net Assets	Country	% of Total Investments (a)
Banks	19.3%	South Africa	58.4%
Insurance	18.8%	France	12.2%
Media	15.1%	United States	8.3%
Diversified Financial Services	9.8%	Kenya	8.2%
Transportation	6.9%	Nigeria	7.9%
Computers	6.6%	Egypt	4.4%
Food	6.6%	United Arab Emirates	0.6%
Chemicals	6.1%	Total	100.0%
Agriculture	2.1%
Telecommunications	1.3%	(a) Percentages may differ from the portfolio of
Money Market Fund	8.3%	investments which are based on Fund net assets.
Liabilities in Excess of Other Assets	(0.9)%
Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund's holdings.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018
Shares		Fair Value

	COMMON STOCK - 92.6%
	AGRICULTURE - 2.1%
8,730	Eastern Tobacco	$ 294,542

	BANKS - 19.3%
64,943	Commercial International Bank Egypt SAE	329,910
86,606,666	FCMB Group PLC	572,646
105,000	FirstRand Ltd.	592,847
2,350,000	Guaranty Trust Bank PLC	291,832
35,900	Standard Bank Group Ltd.	662,569
7,650,000	United Bank for Africa PLC	249,722
		2,699,526
	CHEMICALS - 6.1%
1,382	Robertet SA	849,827

	COMPUTERS - 6.6%
513,487	Alviva Holdings Ltd.	927,408

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
9,200	Capitec Bank Holdings Ltd.	675,701
36,100	PSG Group Ltd.	685,729
		1,361,430
	FOOD - 6.6%
43,300	Shoprite Holdings Ltd.	923,027

	INSURANCE - 18.8%
61,800	Discovery Ltd.	889,284
5,700,000	Kenya Reinsurance Corp. Ltd.	976,337
105,100	Sanlam Ltd.	756,622
		2,622,243

	MEDIA - 15.1%
8,640	Naspers Ltd.		2,108,703

	TELECOMMUNICATIONS - 1.3%
600,000	Safaricom PLC		184,158

	TRANSPORTATION - 6.9%
699	Financiere de L'Odet SA		872,560
70,000	Aramex PJSC		83,855
			956,415

	TOTAL COMMON STOCK (Cost - $10,100,346)		12,927,279

	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUND - 8.3%
1,161,228	Invesco Short-Term Investment Trust Treasury Portfolio - Cash Management Class, 1.49% +		1,161,228
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,161,228)

	TOTAL INVESTMENTS - 100.9% (Cost - $11,261,574) (a)		$ 14,088,507
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(123,874)
	NET ASSETS - 100.0%		$ 13,964,633

	PLC - Public Limited Company
	+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2018
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,434,086
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,204,489
		Unrealized depreciation	(550,068)
		Net Unrealized appreciation	$ 2,654,421

Nile Africa, Frontier and Emerging Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018

Assets:
	Investments in Securities:
	At cost	$ 11,261,574
	At value	$ 14,088,507
	Foreign Currency (identified cost $14,399)	26,533
	Dividends and Interest Receivable	41,341
	Prepaid Expenses and Other Assets	24,373
	Total Assets	14,180,754

Liabilities:
	Payable for Securities Purchased	153,055
	Accrued Advisory Fees	24,774
	Payable to related parties	3,070
	Other Accrued Liabilities	35,222
	Total Liabilities	216,121

Net Assets		$ 13,964,633

Net Asset Value, Offering and Redemption Price Per Share
	Class A Shares:
	Net Assets	$ 10,253,351
	Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	764,696
	Net Asset Value and Redemption Price Per Share (a)
	(Net assets/Shares of Beneficial Interest)	$ 13.41
	Maximum Offering Price ($13.41/.9425)	$ 14.23

	Class C Shares:
	Net Assets	$ 767,777
	Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	59,738
	Net Asset Value, Offering Price and Redemption Price Per Share (a)
	(Net assets/Shares of Beneficial Interest)	$ 12.85

	Institutional Class Shares:
	Net Assets	$ 2,943,505
	Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	216,841
	Net Asset Value, Offering Price and Redemption Price Per Share (a)
	(Net assets/Shares of Beneficial Interest)	$ 13.57

Composition of Net Assets:
	At March 31, 2018, Net Assets consisted of:
	Paid-in-Capital	$ 15,033,981

Accumulated Net Investment Loss	(82,098)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(3,827,249)
Net Unrealized Appreciation on
Investments and Foreign Currency Translations	2,839,999
Net Assets	$ 13,964,633

(a) Subject to a 2.00% redemption fee on shares redeemed in less than 90 days.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2018

Investment Income:
Dividend Income (net of $38,870 foreign taxes)	$ 255,655
Interest Income	3,033
Total Investment Income	258,688

Expenses:
Investment Advisory Fees	219,169
Distribution Fees
Class A	26,509
Class C	7,942
Registration & Filing Fees	50,001
Transfer Agent Fees	26,271
Administration Fees	23,982
Insurance Expense	16,002
Audit Fees	15,001
Fund Accounting Fees	11,480
Legal Fees	10,001
Printing Expense	8,501
Trustees Fees	8,001
Custody Fees	7,547
Shareholder Service Fees	3,001
Miscellaneous Expenses	2,000
Total Expenses	435,408
Expenses Waived	(71,499)
Net Expenses	363,909

Net Investment Loss	(105,221)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on:
Investments	(531,901)
Foreign Currency Transactions	(66,048)
Net Change in Unrealized Appreciation on:
Investments	3,072,485
Foreign Currency Translations	22,037
Net Realized and Unrealized Gain on Investments and Foreign Currency	2,496,573

Net Increase in Net Assets Resulting From Operations	$ 2,391,352

Nile Africa, Frontier and Emerging Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	March 31, 2018	March 31, 2017

Operations:
Net Investment Loss	$ (105,221)	$ (162,907)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(597,949)	407,707
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	3,094,522	1,560,607
Net Increase in Net Assets Resulting From Operations	2,391,352	1,805,407

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (33,371 and 49,559 shares, respectively)	402,782	532,851
Cost of Shares Redeemed (294,181 and 392,423 shares, respectively)	(3,492,030)	(4,248,165)
Total Class A Transactions	(3,089,248)	(3,715,314)

Class C:
Proceeds from Shares Issued (715 and 2,239 shares, respectively)	7,764	25,150
Cost of Shares Redeemed (18,284 and 49,195 shares, respectively)	(211,568)	(528,994)
Total Class C Transactions	(203,804)	(503,844)

Institutional Class:
Proceeds from Shares Issued (12,451 and 1,261 shares, respectively)	152,358	13,500
Cost of Shares Redeemed (115,983 and 85,716 shares, respectively)	(1,388,306)	(956,261)
Total Institutional Class Transactions	(1,235,948)	(942,761)

Redemption Fees	1,329	592

Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(4,527,671)	(5,161,327)

Net Decrease in Net Assets	(2,136,319)	(3,355,920)

Net Assets:
Beginning of Year	16,100,952	19,456,872
End of Year	$ 13,964,633	$ 16,100,952

Accumulated Net Investment Loss at End of Year	$ (82,098)	$ (90,523)

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015	March 31, 2014

Net Asset Value, Beginning of Year	$ 11.31		$ 10.26		$ 13.24		$ 14.55	$ 14.28
From Operations:
Net investment income (loss) (a)	(0.09)		(0.10)		(0.10)		0.04	0.13
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	2.19		1.15		(2.87)		(1.03)	0.56
Total from operations	2.10		1.05		(2.97)		(0.99)	0.69
From redemption fees (b)	0.00		0.00		0.00		0.00	0.00
Distributions to shareholders from:
Net investment income	-		-		-		-	(0.40)
Net realized gains	-		-		(0.01)		(0.32)	(0.02)
Total distributions	-		-		(0.01)		(0.32)	(0.42)
Net Asset Value, End of Year	$ 13.41		$ 11.31		$ 10.26		$ 13.24	$ 14.55

Total Return	18.57%	(c)	10.23%	(c)	(22.45)%	(c)	(6.76)%	4.92%

Ratios/Supplemental Data
Net assets, end of Year (in 000's)	$ 10,253		$ 11,597		$ 14,033		$ 24,683	$ 31,202
Ratio to average net assets:
Expenses, Gross	3.00%		2.93%		2.71%		2.42%	2.49%
Expenses, Net of Reimbursement/Recoupment	2.50%		2.50%		2.50%		2.50%	2.50%
Net investment income (loss), Gross	(1.23)%		(1.35)%		(1.07)%		0.37%	0.95%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.73)%		(0.92)%		(0.86)%		0.28%	0.94%
Portfolio turnover rate	87%		72%		82%		151%	113%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.  Total returns shown exclude the effect of applicable sales charges.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015	March 31, 2014

Net Asset Value, Beginning of Year	$ 10.92		$ 9.98		$ 12.98		$ 14.38	$ 14.10
From Operations:
Net investment income (loss) (a)	(0.18)		(0.17)		(0.19)		(0.06)	0.06
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	2.11		1.11		(2.80)		(1.02)	0.52
Total from operations	1.93		0.94		(2.99)		(1.08)	0.58
From redemption fees (b)	0.00		0.00		0.00		0.00	0.00
Distributions to shareholders from:
Net investment income	-		-		-		-	(0.28)
Net realized gains	-		-		(0.01)		(0.32)	(0.02)
Total distributions	-		-		(0.01)		(0.32)	(0.30)
Net Asset Value, End of Year	$ 12.85		$ 10.92		$ 9.98		$ 12.98	$ 14.38

Total Return	17.67%	(c)	9.42%	(c)	(23.05)%	(c)	(7.47)%	4.18%

Ratios/Supplemental Data
Net assets, end of Year (in 000's)	$ 768		$ 844		$ 1,240		$ 2,208	$ 3,087
Ratio to average net assets:
Expenses, Gross	3.75%		3.68%		3.46%		3.17%	3.24%
Expenses, Net of Reimbursement/Recoupment	3.25%		3.25%		3.25%		3.25%	3.25%
Net investment income (loss), Gross	(2.01)%		(2.10)%		(1.82)%		(0.36)%	0.41%
Net investment income (loss), Net of Reimbursement/Recoupment	(1.51)%		(1.67)%		(1.61)%		(0.44)%	0.40%
Portfolio turnover rate	87%		72%		82%		151%	113%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015	March 31, 2014

Net Asset Value, Beginning of Year	$ 11.42		$ 10.33		$ 13.31		$ 14.59	$ 14.31
From Operations:
Net investment income (loss) (a)	(0.06)		(0.07)		(0.07)		0.06	0.16
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	2.21		1.16		(2.90)		(1.02)	0.57
Total from operations	2.15		1.09		(2.97)		(0.96)	0.73
From redemption fees (b)	0.00		0.00		0.00		0.00	0.00
Distributions to shareholders from:
Net investment income	-		-		-		-	(0.43)
Net realized gains	-		-		(0.01)		(0.32)	(0.02)
Total distributions	-		-		(0.01)		(0.32)	(0.45)
Net Asset Value, End of Year	$ 13.57		$ 11.42		$ 10.33		$ 13.31	$ 14.59

Total Return	18.83%	(c)	10.55%	(c)	(22.33)%	(c)	(6.53)%	5.19%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 2,944		$ 3,660		$ 4,184		$ 7,121	$ 9,836
Ratio to average net assets:
Expenses, Gross	2.75%		2.68%		2.46%		2.17%	2.24%
Expenses, Net of Reimbursement/Recoupment	2.25%		2.25%		2.25%		2.25%	2.25%
Net investment income (loss), Gross	(0.96)%		(1.10)%		(0.82)%		0.53%	1.12%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.46)%		(0.67)%		(0.61)%		0.44%	1.11%
Portfolio turnover rate	87%		72%		82%		151%	113%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2018

1.

ORGANIZATION

The Nile Africa, Frontier and Emerging Fund (formerly the Nile Pan Africa Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed less than 90 days of purchase.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018

substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the securities embedded option values; (xiii) and information about the financial condition of the issuer and its prospects.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2018 for the Fund’s investments measured at fair value:

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the period presented for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), with the Trust on behalf of the Fund, investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Advisor receives a monthly fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended March 31, 2018, advisory fees incurred by the Fund were $219,169.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of: any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018

litigation expenses which may include indemnification of Fund officers and trustees, and contractual indemnification of Fund service providers) will not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed if such recoupment can be achieved within the lesser of the expense limits then in place or in place at the time of waiver. For the year ended March 31, 2018, the Adviser waived management fees in the amount of $71,499. As of March 31, 2018, the total amount of expense reimbursements subject to recapture is $205,835 of which $56,466 is subject to recapture by March 31, 2019, $77,870 is subject to recapture by March 31, 2020 and $71,499 is subject to recapture by March 31, 2021.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities. For the year ended March 31, 2018, the Fund incurred distribution fees of $26,509 and $7,942 for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  During the year ended March 31, 2018, the Distributor received $2,605 in underwriting commissions for sales of Class A shares of the Fund, of which $340 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives a quarterly fee of $1,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended March 31, 2018 for the Fund were $12,442,607 and $17,988,919, respectively.

5.

CROSS TRADES

The Nile Africa, Frontier and Emerging Fund and the Nile Global Frontier Fund LLC (the “Nile Funds”) are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Nile Fund from or to another fund that is or could be considered an affiliate of the Nile Funds under certain limited circumstances by virtue of having a common investment advisor, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Cross Trades between the Nile Funds are reviewed by the Board on a quarterly basis. Pursuant to these procedures, for the year ended March 31, 2018, the Nile Africa, Frontier and Emerging Fund engaged in the following cross-trades, which resulted in the following net realized gains (losses):

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.  The unrealized appreciation in the table above includes net unrealized foreign currency gains of $13,066.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $82,098.

At March 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, resulted in reclassifications for the year ended March 31, 2018 as follows:

7.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the year ended March 31, 2018 the Fund assessed $1,329 in redemption fees.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2018, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Percent

Charles Schwab & Co.

25.89%

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Nile Capital Investment Trust

and the Shareholders of Nile Africa, Frontier and Emerging Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Nile Africa, Frontier and Emerging Fund, a series of shares of beneficial interest in Nile Capital Investment Trust (the “Fund”), including the portfolio of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Nile Capital Investment Trust since 2010.

Philadelphia, Pennsylvania

May 30, 2018

Nile Africa, Frontier and Emerging Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2018

As a shareholder of the Nile Africa, Frontier and Emerging Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period*	Ending Account Value 3/31/18	Expenses Paid During Period*
Nile Africa, Frontier and Emerging Fund
Class A	2.50%	$1,000.00	$1,175.30	$13.56	$1,012.47	$12.54
Class C	3.25%	$1,000.00	$1,170.30	$17.59	$1,008.73	$16.28
Institutional Class	2.25%	$1,000.00	$1,175.90	$12.21	$1,013.71	$11.30

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2018

Shareholder Voting Results

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Monday, October 16, 2017, shareholders of record as of the close of business on August 8, 2017 voted to approve the following proposal:

Proposal: To approve a new Advisory Agreement between the Nile Capital Investment Trust,  on behalf of the Nile Africa, Frontier and Emerging fund, and Nile Capital Management, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
481,873	6,181

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2018

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is c/o Nile Capital Management, LLC, 116 Village Blvd., Suite 200, Princeton, NJ 08540.

Independent Trustees

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee
David Friedensohn Age: Born 1961	Independent Trustee, 2010 to present	CEO, The Wall Street Transcript, an internet company, February 2009 to present; Adjunct Professor, University of Maryland, Baltimore County, December 2008 to present; CEO, Upoc Networks, a mobile social network software company, June 2004 until December 2006; CEO, BigStar Entertainment, a currently inactive company, February 1998 until present.	1	None
Robert Roach Age: Born 1962	Interested Trustee, May 2012 to present	Chief Financial Officer, TriLinc Global, LLC (2017 – Present); Chief Compliance Officer, AmericaFirst Capital Management, LLC (2012 – 2016); Managing Director, CFO & Chief Compliance Officer, AmericaFirst Securities, Inc. (2012 – present); COO, CFO & CCO, Nile Capital Management, LLC (2009 – 2012), Treasurer & Chief Compliance Officer, Nile Capital Investment Trust (2010 – 2012);CEO, CFO & CCO, Nile Capital, LLC (2003 – 2011).	1	None

Interested Trustees and Officers

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee
Larry Seruma Age: Born 1967	Interested Trustee, Jan. 2010 to present; President, March 2010 to present; Chief Compliance Officer, May 2012 to present.	Portfolio Manager for Nile Capital Management, July 2009 to present; Portfolio Manager for Proxima Alfa Investments, March 2005 to June 2009.	1	None
Andy Chen Age: Born 1977	Secretary and Treasurer, May 2012 to present	Principal, Research and Trading for Nile Capital Management, July 2009 to present; Quantitative Analyst for Proxima Alfa Investments, July 2005 to June 2009.	N/A	N/A

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2018

Interested Trustees and Officers (Continued)

Monica Giron Age: Born 1976	Assistant Secretary, March 2016 to present	Senior Paralegal, Gemini Fund Services, LLC (August, 2015 to present), Senior Paralegal, The Dreyfus Corporation (April, 2007 to July, 2015).	N/A	N/A
Richard Gleason Age: Born 1977	Assistant Treasurer, February 2015 to present	Assistant Vice President – Fund Administration, Gemini Fund Services, LLC, April 2012 to present, Manager - Fund Administration, Gemini Fund Services, LLC, January 2008 to April 2012.	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Nile Capital Investment Trust.

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-68-AFRICA (1-877-682-3742) to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

      ▪ Social Security number                                ▪ Purchase History

      ▪ Assets                                                           ▪ Account Balances

      ▪ Retirement Assets                                         ▪ Account Transactions

      ▪ Transaction History                                      ▪ Wire Transfer Instructions

      ▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust doesn’t jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public

Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein and David Friedensohn are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2018

$ 13,000

FY 2017

$ 13,000

FY 2016

$ 12,500

(b)

Audit-Related Fees

FY 2018

$ 0

FY 2017

$ 0

FY 2016

$ 0

Tax Fees

(c)

FY 2018

            $ 2,000

FY 2017

            $ 2,000

FY 2016

            $ 2,000

(d)

All Other Fees

FY 2018

$ 0

FY 2017

$ 0

FY 2016

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2018 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2018

$2,000

              $ None

FY 2017

$2,000

              $ None

FY 2016

$2,000

 $ None

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/   Larry Seruma

       Larry Seruma, President

Date: 5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/

        Larry Seruma, President

Date: 5/30/18

By (Signature and Title)

/s/   Andy Chen

       Andy Chen, Secretary and Treasurer

Date: 5/30/18